Operations by Geographic Area	12 Months Ended
Dec. 31, 2014
Operations by Geographic Area
Operations by Geographic Area

15. Operations by Geographic Area

          Geographic information for the years ended December 31, 2012, 2013 and 2014 is based on the location of the distribution entity. Revenues by geographic region are as follows:

	2012		2013		2014
	(In millions of Korean Won)
Korea	~~W~~	14,762	~~W~~	15,491	~~W~~	19,469
Japan		30,387		14,409		8,511
United States of America		5,023		7,725		5,038
Taiwan and Hong Kong		2,244		3,106		2,315
Thailand		974		1,015		1,283
China		495		2,734		749
Brazil		837		705		664
Europe		982		643		300
Russia		476		180		123
Other		1,601		1,677		1,437

	~~W~~	57,781	~~W~~	47,685	~~W~~	39,889

          Approximately 80% and 20% of the Company's property and equipment are located in Korea and the United States of America, respectively, as of December 31, 2014.